CONTRIBUTED EQUITY (Tables)	6 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Schedule of Issued Capital

	December 31, 2025	June 30, 2025
	US$	US$
Issued capital
336,322,679 (June 30, 2025: 319,927,854) fully paid ordinary shares	243,329,280	197,985,920

Schedule of Movements in Issued Capital

	Number of Ordinary Shares	Number of Class A Performance Shares	Number of Class B Performance Shares	US$
Six months ended December 31, 2025
Opening balance at June 30, 2025	319,927,854	-	19,800,000	197,985,920
Issue of shares – share placements	14,000,000	-	-	45,717,352
Issue of shares – exercise of options	2,047,489	-	-	971,471
Issue of shares – conversion of RSUs	347,306	-	-	384,731
Issue of shares – conversion of performance shares	30	-	(19,800,000)	-
Share issue costs	-	-	-	(1,730,194)
Closing balance at December 31, 2025	336,322,679	-	-	243,329,280

Six months ended December 31, 2024
Opening Balance June 30, 2024	257,244,759	19,800,000	19,800,000	112,959,638
Issue of shares – share placements	34,951,630	-	-	70,919,564
Issue of shares – exercise of options	900,000	-	-	123,737
Issue of shares – conversion of rights	22,273,335	-	-	13,059,034
Issue of shares – conversion of RSUs	476,494	-	-	349,032
Issue of shares – conversion of performance shares	30	(19,800,000)	-	-
Share issue costs	-	-	-	(2,619,570)
Closing balance at December 31, 2024	315,846,248	-	19,800,000	194,791,435